Condensed Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 0	$ 0
Total current assets	0	0
Goodwill	0	0
Total assets	0	0
Current Liabilities
Accounts payable	0	0
Loans payable - related parties	3,424	2,424
Total current liabilities	3,424	2,424
Total liabilities	3,424	2,424
Partners' Deficit:
Partners' Capital, 300,000,000 membership units authorized; 41,574,340 and 41,574,340 membership units issued and outstanding, respectively	41,574,340	41,574,340
Deficit accumulated during the development stage	(79,217)	(78,217)
Total partners' deficit	(3,424)	(2,424)
Total liabilities and partners' deficit	$ 0	$ 0